Shareholder Report	6 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000172959
Shareholder Report [Line Items]
Fund Name	LGM Risk Managed Total Return Fund
Trading Symbol	LBETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LGM Risk Managed Total Return Fund for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.LGMCapitalmanagement.com . You can also request this information by contacting us at 1-844-655-9371.
Additional Information Phone Number	1-844-655-9371
Additional Information Website	www.LGMCapitalmanagement.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$283	2.73%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	LGM Risk Managed Total Return Fund - Institutional Class	Bloomberg Global Aggregate Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
Nov-2017	$10,470	$10,236	$11,003
Nov-2018	$11,425	$9,947	$11,693
Nov-2019	$11,813	$10,779	$13,577
Nov-2020	$10,662	$11,682	$15,947
Nov-2021	$11,068	$11,297	$20,400
Nov-2022	$11,163	$9,398	$18,521
Nov-2023	$11,792	$9,590	$21,084
Nov-2024	$13,655	$10,035	$28,230

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 12, 2017)
LGM Risk Managed Total Return Fund - Institutional Class	15.79%	2.94%	4.26%
Bloomberg Global Aggregate Index	4.64%	-1.42%	0.05%
S&P 500® Index	33.89%	15.77%	14.91%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Nov. 30, 2024
AssetsNet	$ 15,751,193	$ 15,751,193
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 70,775
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,751,193 Number of Portfolio Holdings4 Advisory Fee $70,775 Portfolio Turnover73%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	44.7%
Money Market Funds	55.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.